Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of earnings per share

	2020	2019	2018
Result for the period (in USD)	473,237,286	112,230,267	(110,069,928)
Weighted average number of ordinary shares	210,193,707	216,029,171	191,994,398
Basic earnings per share (in USD)	2.25	0.52	(0.57)

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2018	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	60,815,764	—	60,815,764	33,823,562
Purchases of treasury shares	—	545,486	(545,486)	(13,917)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(350,000)	350,000	18,219
On issue at December 31, 2018	220,024,713	1,237,901	218,786,812	191,994,398

On issue at January 1, 2019	220,024,713	1,237,901	218,786,812	218,786,812
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	3,708,315	(3,708,315)	(2,757,641)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2019	220,024,713	4,946,216	215,078,497	216,029,171

On issue at January 1, 2020	220,024,713	4,946,216	215,078,497	215,078,497
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	13,400,516	(13,400,516)	(4,884,790)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2020	220,024,713	18,346,732	201,677,981	210,193,707
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2020	2019	2018
Weighted average of ordinary shares outstanding (basic)	210,193,707	216,029,171	191,994,398

Effect of Share-based Payment arrangements	12,696	—	—

Weighted average number of ordinary shares (diluted)	210,206,403	216,029,171	191,994,398